COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Line Items]
Percentage Of Net Consolidated Consulting Services Revenue	0.35%
Reversal Of Accrual Reduction Of Cost Of Revenue			$ 922
Royalty Expense	514	574	510
Contingent Liability Royalties	7,608
Operating Leases Minimum Payments Upon Cancellation Of Lease Agreements	314
Maximum [Member]
Commitments And Contingencies [Line Items]
Percentage Of Total Net Consolidated License and Maintenance Revenue	3.50%
Percentage Of Royalties To Be Paid Against Grants Received	150.00%
Minimum [Member]
Commitments And Contingencies [Line Items]
Percentage Of Total Net Consolidated License and Maintenance Revenue	3.00%
Percentage Of Royalties To Be Paid Against Grants Received	100.00%
Lease Commitment [Member]
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense	3,370	3,051	2,399
Property Lease Guarantee [Member]
Commitments And Contingencies [Line Items]
Property Lease Guarantee Provided	1,183
Performance Guarantee [Member]
Commitments And Contingencies [Line Items]
Amount Of Bank Guarantee Provided	$ 173